Loss Per Share (“LPS”) (Tables)	12 Months Ended
Mar. 31, 2023
Earnings Per Share [Abstract]
Schedule of outstanding shares for basic and diluted net earnings per share
	Year ended March 31, 2023	Year ended March 31, 2022	Year ended March 31, 2021
	USD	USD	USD
Numerator:
Net loss from continuing operation attributable to Akso Health Group’s shareholder	(13,196,535)	(4,102,428)	(4,293,327)
Net income (loss) from discontinued operation attributable to Akso Health Group’s shareholders	11,836,612	(12,748,636)	(30,533,662)
Net loss attributable to Akso Health Group’s shareholders	(1,359,923)	(16,851,064)	(34,826,989)

Denominator:
Weighted average number of ordinary shares outstanding-basic	68,598,050	59,612,152	48,837,977
Weighted average number of dilutive potential ordinary shares from share options	-	-	-
Weighted average number of ordinary shares outstanding-diluted	68,598,050	59,612,152	48,837,977
Basic (loss)per common share	(0.02)	(0.28)	(0.71)
Diluted (loss)per common share	(0.02)	(0.28)	(0.71)